UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22558

BROOKFIELD INVESTMENT FUNDS

(Exact name of registrant as specified in charter)

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

(Address of principal executive offices) (Zip code)

Brian F. Hurley, Esq.

Brookfield Investment Funds

Brookfield Place

225 Liberty Street, 35th Floor

New York, New York 10281

(Name and address of agent for service)

(855) 777-8001

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

(a)

Brookfield Global Listed Infrastructure Fund
Class A | BGLAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.25%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:

•	Integrated Utilities/Renewables: Positive security selection among power providers in the U.S. and Japan were the primary contributors to relative returns.

•
Airports: Overweight exposure to a Thai airport operator contributed positively. The stock outperformed on the news the country’s Civil Aviation Board approved an increase in the passenger service charge for international outbound travelers. An overweight position in a Mexican airport company contributed as well.

Sector detractors to relative performance during the period included:

•	Towers: Overweight exposure to select global tower operators detracted from relative returns amid negative sentiment toward the group.

•
Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.

POSITIONING
The digital infrastructure buildout and related power demands have shown signs of accelerating. Access to power is a key strategic priority for companies and governments; and billions of dollars in capital expenditure plans have been announced to meet the demands of data compute, industrialization and electrification. The portfolio is positioned accordingly across utilities and midstream energy where we opportunities from this demand. Positioning around transports and communications is selective and focused on idiosyncratic opportunities across each sector.

Top Contributors
↑	Global Power Providers
↑	Airports

Top Detractors
↓	Global Towers
↓	Electricity Transmission & Distribution
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-AR-112740501

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	12.81	6.69	6.65
Class A (with sales charge)	7.42	5.65	6.13
MSCI World Index	21.60	12.66	12.74
FTSE Global Core Infrastructure 50/50 Total Return Index	15.30	7.81	8.65
Dow Jones Brookfield Global Infrastructure Index TR	14.05	9.04	7.35
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$114,333,399
Number of Portfolio Holdings	40
Portfolio Turnover	83%
Total Advisory Fees Paid	$1,219,831
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-AR-112740501

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.3%
Williams Cos., Inc.	4.4%
Union Pacific Corp.	4.4%
Xcel Energy, Inc.	4.2%
National Grid PLC	4.1%
Crown Castle, Inc.	4.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3.6%
Sempra	3.4%
PG&E Corp.	3.4%
Evergy, Inc.	3.2%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-AR-112740501

Brookfield Global Listed Infrastructure Fund
Class C | BGLCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212	2.00%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:

•	Integrated Utilities/Renewables: Positive security selection among power providers in the U.S. and Japan were the primary contributors to relative returns.

•
Airports: Overweight exposure to a Thai airport operator contributed positively. The stock outperformed on the news the country’s Civil Aviation Board approved an increase in the passenger service charge for international outbound travelers. An overweight position in a Mexican airport company contributed as well.

Sector detractors to relative performance during the period included:

•	Towers: Overweight exposure to select global tower operators detracted from relative returns amid negative sentiment toward the group.

•
Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.

POSITIONING
The digital infrastructure buildout and related power demands have shown signs of accelerating. Access to power is a key strategic priority for companies and governments; and billions of dollars in capital expenditure plans have been announced to meet the demands of data compute, industrialization and electrification. The portfolio is positioned accordingly across utilities and midstream energy where we opportunities from this demand. Positioning around transports and communications is selective and focused on idiosyncratic opportunities across each sector.

Top Contributors
↑	Global Power Providers
↑	Airports

Top Detractors
↓	Global Towers
↓	Electricity Transmission & Distribution
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-AR-112740600

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	11.95	5.89	5.84
Class C (with sales charge)	11.09	5.89	5.84
MSCI World Index	21.60	12.66	12.74
FTSE Global Core Infrastructure 50/50 Total Return Index	15.30	7.81	8.65
Dow Jones Brookfield Global Infrastructure Index TR	14.05	9.04	7.35
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$114,333,399
Number of Portfolio Holdings	40
Portfolio Turnover	83%
Total Advisory Fees Paid	$1,219,831
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-AR-112740600

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.3%
Williams Cos., Inc.	4.4%
Union Pacific Corp.	4.4%
Xcel Energy, Inc.	4.2%
National Grid PLC	4.1%
Crown Castle, Inc.	4.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3.6%
Sempra	3.4%
PG&E Corp.	3.4%
Evergy, Inc.	3.2%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-AR-112740600

Brookfield Global Listed Infrastructure Fund
Class I | BGLYX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Brookfield Global Listed Infrastructure Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	1.00%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund underperformed its benchmark, the FTSE Global Core Infrastructure 50/50 Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Sector contributors to relative performance during the period included:

•	Integrated Utilities/Renewables: Positive security selection among power providers in the U.S. and Japan were the primary contributors to relative returns.

•
Airports: Overweight exposure to a Thai airport operator contributed positively. The stock outperformed on the news the country’s Civil Aviation Board approved an increase in the passenger service charge for international outbound travelers. An overweight position in a Mexican airport company contributed as well.

Sector detractors to relative performance during the period included:

•	Towers: Overweight exposure to select global tower operators detracted from relative returns amid negative sentiment toward the group.

•
Electricity Transmission & Distribution: The primary detractors from relative performance were positions in California utilities. Both were negatively impacted by sentiment amid speculation around the cause of the Los Angeles wildfires.

POSITIONING
The digital infrastructure buildout and related power demands have shown signs of accelerating. Access to power is a key strategic priority for companies and governments; and billions of dollars in capital expenditure plans have been announced to meet the demands of data compute, industrialization and electrification. The portfolio is positioned accordingly across utilities and midstream energy where we opportunities from this demand. Positioning around transports and communications is selective and focused on idiosyncratic opportunities across each sector.

Top Contributors
↑	Global Power Providers
↑	Airports

Top Detractors
↓	Global Towers
↓	Electricity Transmission & Distribution
Brookfield Global Listed Infrastructure Fund	PAGE 1	TSR-AR-112740709

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	13.04	6.95	6.90
MSCI World Index	21.60	12.66	12.74
FTSE Global Core Infrastructure 50/50 Total Return Index	15.30	7.81	8.65
Dow Jones Brookfield Global Infrastructure Index TR	14.05	9.04	7.35
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$114,333,399
Number of Portfolio Holdings	40
Portfolio Turnover	83%
Total Advisory Fees Paid	$1,219,831
Brookfield Global Listed Infrastructure Fund	PAGE 2	TSR-AR-112740709

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
NextEra Energy, Inc.	7.3%
Williams Cos., Inc.	4.4%
Union Pacific Corp.	4.4%
Xcel Energy, Inc.	4.2%
National Grid PLC	4.1%
Crown Castle, Inc.	4.0%
Grupo Aeroportuario del Pacifico SAB de CV - Class B	3.6%
Sempra	3.4%
PG&E Corp.	3.4%
Evergy, Inc.	3.2%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Infrastructure Fund	PAGE 3	TSR-AR-112740709

Brookfield Global Listed Real Estate Fund
Class A | BLRAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$126	1.20%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:

•
U.S. Health Care: Positive security selection was driven by overweight positions in outperforming landlords (one diversified operator, as well as those focused on seniors housing and medical office buildings). Not owning an underperforming stock focused on life sciences also contributed to relative performance.

•
U.S. Specialty: Not owning an underperforming stock focused on data centers and document storage contributed to relative returns, as did a non-index position in a communications infrastructure company.

Conversely, regional detractors during the period included:

•	Japan: Underweight exposure to an outperforming developer detracted from relative performance during the period.

•
U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last several years, investor sentiment shifted toward data center stocks during the period.

•	U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.

POSITIONING
Across our markets, we see positive operating momentum supported by supply and demand dynamics. Elevated construction costs remain a meaningful constraint on new development. The portfolio is positioned in companies we believe benefit from structurally advantaged demand drivers; and where limited new supply may benefit rent growth.

Top Contributors
↑	U.S. Health Care
↑	U.S. Specialty
↑	China/Hong Kong

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Office
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-AR-112740105

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class A (without sales charge)	10.72	2.78	2.78
Class A (with sales charge)	5.49	1.78	2.28
MSCI World Index	21.60	12.66	12.74
FTSE EPRA Nareit Developed Index	9.58	2.76	3.25
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$117,343,393
Number of Portfolio Holdings	54
Portfolio Turnover	130%
Total Advisory Fees Paid	$646,595
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Prologis, Inc.	4.9%
Equinix, Inc.	4.5%
Mid-America Apartment Communities, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Goodman Group	3.2%
Tritax Big Box REIT PLC	3.2%
Extra Space Storage, Inc.	3.1%
Ventas, Inc.	2.8%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-AR-112740105

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-AR-112740105

Brookfield Global Listed Real Estate Fund
Class C | BLRCX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205	1.95%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:

•
U.S. Health Care: Positive security selection was driven by overweight positions in outperforming landlords (one diversified operator, as well as those focused on seniors housing and medical office buildings). Not owning an underperforming stock focused on life sciences also contributed to relative performance.

•
U.S. Specialty: Not owning an underperforming stock focused on data centers and document storage contributed to relative returns, as did a non-index position in a communications infrastructure company.

Conversely, regional detractors during the period included:

•	Japan: Underweight exposure to an outperforming developer detracted from relative performance during the period.

•
U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last several years, investor sentiment shifted toward data center stocks during the period.

•	U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.

POSITIONING
Across our markets, we see positive operating momentum supported by supply and demand dynamics. Elevated construction costs remain a meaningful constraint on new development. The portfolio is positioned in companies we believe benefit from structurally advantaged demand drivers; and where limited new supply may benefit rent growth.

Top Contributors
↑	U.S. Health Care
↑	U.S. Specialty
↑	China/Hong Kong

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Office
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-AR-112740204

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class C (without sales charge)	9.95	2.01	2.02
Class C (with sales charge)	8.95	2.01	2.02
MSCI World Index	21.60	12.66	12.74
FTSE EPRA Nareit Developed Index	9.58	2.76	3.25
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$117,343,393
Number of Portfolio Holdings	54
Portfolio Turnover	130%
Total Advisory Fees Paid	$646,595
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Prologis, Inc.	4.9%
Equinix, Inc.	4.5%
Mid-America Apartment Communities, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Goodman Group	3.2%
Tritax Big Box REIT PLC	3.2%
Extra Space Storage, Inc.	3.1%
Ventas, Inc.	2.8%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-AR-112740204

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-AR-112740204

Brookfield Global Listed Real Estate Fund
Class I | BLRYX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Brookfield Global Listed Real Estate Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100	0.95%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund outperformed its benchmark, the FTSE EPRA Nareit Developed Index Net (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Regional contributors to relative performance during the period included:

•
U.S. Health Care: Positive security selection was driven by overweight positions in outperforming landlords (one diversified operator, as well as those focused on seniors housing and medical office buildings). Not owning an underperforming stock focused on life sciences also contributed to relative performance.

•
U.S. Specialty: Not owning an underperforming stock focused on data centers and document storage contributed to relative returns, as did a non-index position in a communications infrastructure company.

Conversely, regional detractors during the period included:

•	Japan: Underweight exposure to an outperforming developer detracted from relative performance during the period.

•
U.S. Data Centers: Overweight exposure to companies focused on data center operations detracted from relative returns during the period. After posting robust returns over the last several years, investor sentiment shifted toward data center stocks during the period.

•	U.S. Residential: Several overweight positions in multifamily landlords underperformed during the period.

POSITIONING
Across our markets, we see positive operating momentum supported by supply and demand dynamics. Elevated construction costs remain a meaningful constraint on new development. The portfolio is positioned in companies we believe benefit from structurally advantaged demand drivers; and where limited new supply may benefit rent growth.

Top Contributors
↑	U.S. Health Care
↑	U.S. Specialty
↑	China/Hong Kong

Top Detractors
↓	Japan
↓	U.S. Data Centers
↓	U.S. Office
Brookfield Global Listed Real Estate Fund	PAGE 1	TSR-AR-112740303

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Class I (without sales charge)	11.09	3.04	3.04
MSCI World Index	21.60	12.66	12.74
FTSE EPRA Nareit Developed Index	9.58	2.76	3.25
Visit https://privatewealth.brookfield.com/fund/brookfield-global-listed-real-estate-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$117,343,393
Number of Portfolio Holdings	54
Portfolio Turnover	130%
Total Advisory Fees Paid	$646,595
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Welltower, Inc.	7.0%
Prologis, Inc.	4.9%
Equinix, Inc.	4.5%
Mid-America Apartment Communities, Inc.	3.7%
First Industrial Realty Trust, Inc.	3.6%
Simon Property Group, Inc.	3.4%
Goodman Group	3.2%
Tritax Big Box REIT PLC	3.2%
Extra Space Storage, Inc.	3.1%
Ventas, Inc.	2.8%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
Brookfield Global Listed Real Estate Fund	PAGE 2	TSR-AR-112740303

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Global Listed Real Estate Fund	PAGE 3	TSR-AR-112740303

Brookfield Next Generation Infrastructure Fund (formerly, Brookfield Global Renewables & Sustainable Infrastructure Fund)
Class I | GRSIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Brookfield Next Generation Infrastructure Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund. You can also request this information by contacting us at  855-244-4859.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$115	1.00%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund outperformed the Fund underperformed the MSCI World Net Index (USD).
WHAT FACTORS INFLUENCED PERFORMANCE
Contributors to returns:

•	Electricity Infrastructure: Positions in European- and U.K.-based power generators contributed positively during the period.

•	Sustainable Solutions: Outperforming positions in a gas turbine manufacturer and a provider of onsite power solutions both contributed to returns.

•	Circular Economy: An integrated water utility in South America and North American waste and recycling companies contributed positively.

Detractors from returns:

•	Circular Economy: A U.K. water utility detracted from returns during the period.

•	Sustainable Solutions: Underperforming positions in a heating, ventilation and air conditioning (HVAC) and a smart meter company detracted from returns.

POSITIONING
The digital infrastructure buildout and related power demands have shown signs of accelerating. Access to power is a key strategic priority for companies and governments; and billions of dollars in capital expenditure plans have been announced to meet the demands of data compute, industrialization and electrification. The portfolio is positioned accordingly across utilities and midstream energy where we opportunities from this demand. The portfolio is also positioned in circular economy companies we believe may benefit from the build-out of expanded manufacturing and compute facilities; as well as in water infrastructure companies we believe may benefit from sustainably-linked investment projects.

Top Contributors
↑	Electricity Infrastructure: Select positions in European and U.K. utilities.
↑	Sustainable Solutions: Gas turbine manufacturers; fuel cell power solutions provider
Brookfield Next Generation Infrastructure Fund	PAGE 1	TSR-AR-112740519

Top Detractors
↓	Circular Economy: U.K. Water
↓	Sustainable Solutions: Heating, Ventilation, and Air Conditioning (HVAC)
HOW DID THE FUND PERFORM SINCE INCEPTION?*,1
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (10/01/2019)
Class I (without sales charge)	30.27	0.18	9.35
MSCI World Index	21.60	12.66	14.42
FTSE Global Core Infrastructure 50/50 Total Return Index	15.30	7.81	6.34
S&P Global Clean Energy Transition Index	46.81	-8.79	8.49
Visit https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
1	On February 4, 2022, the Fund acquired all of the assets, subject to liabilities, of Brookfield Global Renewables & Sustainable Infrastructure LP (the “Predecessor Fund”) through a tax-free reorganization (the “Reorganization”). In connection with the Reorganization, shares of the Predecessor Fund were exchanged for Class I Shares of the Fund. As a result of the Reorganization, the Fund’s Class I Shares adopted the Predecessor Fund’s performance and accounting history. Prior to February 4, 2022, the performance information quoted reflects the performance information from the inception date of the Predecessor Fund (October 1, 2019). The Predecessor Fund’s past performance is not an indication of how the Fund will perform in the future. The MSCI World Index references the Predecessor Fund’s inception date.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$24,633,659
Number of Portfolio Holdings	37
Portfolio Turnover	82%
Total Advisory Fees Paid	$0
Brookfield Next Generation Infrastructure Fund	PAGE 2	TSR-AR-112740519

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
SSE PLC	5.8%
NextEra Energy, Inc.	5.5%
Iberdrola SA	5.1%
Waste Management, Inc.	4.6%
Waste Connections, Inc.	4.3%
Xcel Energy, Inc.	4.3%
Enel SpA	3.8%
E.ON SE	3.4%
Grenergy Renovables SA	3.3%
Hera SpA	3.3%
Geographic Breakdown (%)1
Sector Breakdown2
1	Represents percent of total investments.
2	Represents percent of total net assets.
MATERIAL FUND CHANGES
This is a summary of certain changes to the Fund that occurred during the reporting period.
On July 28, 2025, the Board of Trustees approved a change in the Fund’s name and principal investment strategies, including the Fund’s 80% policy. Effective September 30, 2025, the Fund’s name changed from “Brookfield Global  Renewables & Sustainable Infrastructure Fund” to “Brookfield Next Generation Infrastructure Fund,” and the Fund’s 80% policy changed from investing in publicly traded equity securities of global renewables and sustainable infrastructure (GRSI) companies to investing in publicly traded equity securities of infrastructure companies.
For more complete information, you may review the Fund’s prospectus dated  September 30, 2025, at  https://privatewealth.brookfield.com/fund/brookfield-next-generation-infrastructure-fund  , or upon request at 855-244-4859.
WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Brookfield Next Generation Infrastructure Fund	PAGE 3	TSR-AR-112740519

Oaktree Emerging Markets Equity Fund
Class A | OEQAX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$147	1.20%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund generated a strong return and outperformed its benchmark, the MSCI Emerging Markets Index.   Additionally, we’re pleased to report that 2025 marked the best year on record for our strategy – both in absolute terms and relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our outperformance during the period was mostly attributable to our stock selection in Mexico, South Africa and China, combined with our underweight allocation to India. Meanwhile, our stock selection in Korea had a negative impact on our performance.

At the sector level, our stock selection among materials – along with our overweight allocation to the sector – was the largest contributor to our relative performance. On the other hand, our underweight allocation to information technology had a negative effect.
POSITIONING
Within EM, we remain focused on larger markets where scale, liquidity, policy support, and valuation re-rating potential are most evident. Currently, our largest overweights by country are China and Brazil, while Taiwan and India are our largest underweights. At the sector level, the portfolio is overweight materials and industrials, and underweight information technology and financials.
PERFORMANCE
The Fund posted a strong absolute and relative return for the reported period, largely driven by our materials selection.

Top Contributors
↑	Mexico Selection
↑	South Africa Selection
↑	China Selection
↑	Materials Selection
↑	Materials Overweight

Top Detractors
↓	Korea Selection
↓	Information Technology Underweight
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR-AR-112740568

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/16/2022)
Class A (without sales charge)	45.66	11.85
Class A (with sales charge)	38.75	10.34
MSCI Emerging Markets Net Total Return (USD) Index	33.57	12.47
Visit https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$301,751,441
Number of Portfolio Holdings	70
Portfolio Turnover	100%
Total Advisory Fees Paid	$1,789,960
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%
Samsung Electronics Co. Ltd.	6.0%
Alibaba Group Holding Ltd.	5.4%
Tencent Holdings Ltd.	5.4%
Anglogold Ashanti PLC	4.6%
Fresnillo PLC	3.3%
Contemporary Amperex Technology Co. Ltd. - Class H	3.0%
Barrick Mining Corp.	2.6%
Zijin Mining Group Co. Ltd.	2.6%
Aluminum Corp. of China Ltd.	2.1%
Geographic Breakdown (%)1
1	Represents percent of total investments.
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR-AR-112740568

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR-AR-112740568

Oaktree Emerging Markets Equity Fund
Class I | OEQIX
Annual Shareholder Report | December 31, 2025
This annual shareholder report contains important information about the Oaktree Emerging Markets Equity Fund for the period of January 1, 2025, to December 31, 2025. You can find additional information about the Fund at   https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund. You can also request this information by contacting us at  855-244-4859.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$117	0.95%
HOW DID THE FUND PERFORM AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended December 31, 2025, the Fund generated a strong return and outperformed its benchmark, the MSCI Emerging Markets Index.   Additionally, we’re pleased to report that 2025 marked the best year on record for our strategy – both in absolute terms and relative to the benchmark.
WHAT FACTORS INFLUENCED PERFORMANCE
By country, our outperformance during the period was mostly attributable to our stock selection in Mexico, South Africa and China, combined with our underweight allocation to India. Meanwhile, our stock selection in Korea had a negative impact on our performance.

At the sector level, our stock selection among materials – along with our overweight allocation to the sector – was the largest contributor to our relative performance. On the other hand, our underweight allocation to information technology had a negative effect.
POSITIONING
Within EM, we remain focused on larger markets where scale, liquidity, policy support, and valuation re-rating potential are most evident. Currently, our largest overweights by country are China and Brazil, while Taiwan and India are our largest underweights. At the sector level, the portfolio is overweight materials and industrials, and underweight information technology and financials.
PERFORMANCE
The Fund posted a strong absolute and relative return for the reported period, largely driven by our materials selection.

Top Contributors
↑	Mexico Selection
↑	South Africa Selection
↑	China Selection
↑	Materials Selection
↑	Materials Overweight

Top Detractors
↓	Korea Selection
↓	Information Technology Underweight
Oaktree Emerging Markets Equity Fund	PAGE 1	TSR-AR-112740543

HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (06/03/2021)
Class I (without sales charge)	46.02	3.10
MSCI Emerging Markets Net Total Return (USD) Index	33.57	2.87
Visit https://privatewealth.brookfield.com/fund/oaktree-emerging-markets-equity-fund for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$301,751,441
Number of Portfolio Holdings	70
Portfolio Turnover	100%
Total Advisory Fees Paid	$1,789,960
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)

Top Holdings	(%)[1]
Taiwan Semiconductor Manufacturing Co. Ltd.	6.8%
Samsung Electronics Co. Ltd.	6.0%
Alibaba Group Holding Ltd.	5.4%
Tencent Holdings Ltd.	5.4%
Anglogold Ashanti PLC	4.6%
Fresnillo PLC	3.3%
Contemporary Amperex Technology Co. Ltd. - Class H	3.0%
Barrick Mining Corp.	2.6%
Zijin Mining Group Co. Ltd.	2.6%
Aluminum Corp. of China Ltd.	2.1%
Geographic Breakdown (%)1
1	Represents percent of total investments.
Oaktree Emerging Markets Equity Fund	PAGE 2	TSR-AR-112740543

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code on page 1 or visit https://brookfield.onlineprospectus.net/Brookfield/funds.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Brookfield Public Securities Group LLC documents not be householded, please contact Brookfield Public Securities Group LLC at 855-244-4859, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Brookfield Public Securities Group LLC or your financial intermediary.
Oaktree Emerging Markets Equity Fund	PAGE 3	TSR-AR-112740543

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by contacting Investor Relations at (855) 777-8001 or by writing to Secretary, Brookfield Investment Funds, Brookfield Place, 225 Liberty Street, 35th Floor, New York, New York 10281.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Stuart A. McFarland, Edward A. Kuczmarski, William H. Wright II, Heather S. Goldman and Susan Schauffert-Tam each qualify as “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2025	FYE 12/31/2024
(a) Audit Fees	$162,700	$157,200
(b) Audit-Related Fees	$0	$0
(c) Tax Fees[1]	$41,200	$76,341
(d) All Other Fees	$0	$0

1 Tax fees consist of fees for review of tax returns and tax distribution requirements. In addition, fees billed to the Brookfield Global Listed Infrastructure Fund in relation to tax reclaims for the fiscal years ended December 31, 2025 and December 31, 2024 were $0 and $35,141, respectively.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Deloitte & Touche LLP (“Deloitte”) applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2025	FYE 12/31/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The aggregate fees billed by Deloitte for the fiscal years ended December 31, 2025 and December 31, 2024, for non-audit services rendered to the registrant and the registrant’s investment adviser and administrator were $41,200 and $76,341, respectively. For the fiscal years ended December 31, 2025 and December 31, 2024, these amounts reflect the amounts disclosed above in (b), (c) and (d), plus $0 and $0, respectively, in fees billed to the registrant’s investment adviser for non-audit services that did not relate directly to the operations and financial reporting of the registrant.

(h) The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants that are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”).

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Brookfield

FOR THE YEAR ENDED
DECEMBER 31, 2025

Financial Statements and Other Important Information

Brookfield Global Listed Infrastructure Fund

Brookfield Global Listed Real Estate Fund

Brookfield Next Generation Infrastructure Fund

Oaktree Emerging Markets Equity Fund

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.1%
Australia — 2.9%
Toll Roads — 2.9%
Transurban Group	353,639	$3,346,707
Brazil — 2.3%
Electricity Transmission & Distribution — 2.3%
Equatorial SA	379,279	2,662,091
Canada — 7.0%
Midstream — 4.6%
Enbridge, Inc.	36,943	1,767,816
TC Energy Corp.	63,631	3,503,866
		5,271,682
Rail — 2.4%
Canadian Pacific Kansas City Ltd.	37,785	2,781,811
Total Canada		8,053,493
France — 3.6%
Airports — 1.5%
Aeroports de Paris SA	13,379	1,745,901
Toll Roads — 2.1%
Getlink SE	130,757	2,413,645
Total France		4,159,546
Hong Kong — 1.4%
Water — 1.4%
Guangdong Investment Ltd.	1,808,350	1,577,604
Italy — 2.0%
Gas Utilities — 2.0%
Italgas SpA	199,378	2,223,779
Japan — 4.9%
Airports — 1.0%
Japan Airport Terminal Co. Ltd.	42,569	1,194,125
Integrated Utilities/Renewables — 1.6%
Chubu Electric Power Co., Inc.	116,308	1,791,901
Rail — 2.3%
East Japan Railway Co.	100,585	2,651,107
Total Japan		5,637,133
Mexico — 3.5%
Airports — 3.5%
Grupo Aeroportuario del Pacifico SAB de CV — Class B	154,202	4,033,443

The accompanying notes are an integral part of these financial statements.

1

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS (Continued)
Philippines — 2.5%
Ports — 2.5%
International Container Terminal Services, Inc.	297,436	$2,854,275
Spain — 1.4%
Towers — 1.4%
Cellnex Telecom SA(a)	47,884	1,541,943
Thailand — 2.9%
Airports — 2.9%
Airports of Thailand PCL	1,986,151	3,332,085
United Kingdom — 7.2%
Electricity Transmission & Distribution — 4.1%
National Grid PLC	304,551	4,671,333
Integrated Utilities/Renewables — 1.1%
SSE PLC	40,363	1,183,355
Water — 2.0%
Pennon Group PLC	326,831	2,316,412
Total United Kingdom		8,171,100
United States — 57.5%(b)
Data Centers — 1.5%
Equinix, Inc.	2,245	1,720,029
Electricity Transmission & Distribution — 10.8%
CenterPoint Energy, Inc.	74,838	2,869,289
Eversource Energy	26,869	1,809,090
PG&E Corp.	237,939	3,823,680
Sempra	43,352	3,827,548
		12,329,607
Gas Utilities — 2.9%
NiSource, Inc.	51,972	2,170,351
Southwest Gas Holdings, Inc.	14,201	1,136,364
		3,306,715
Integrated Utilities/Renewables — 19.8%
Entergy Corp.	24,651	2,278,492
Evergy, Inc.	50,375	3,651,683
FirstEnergy Corp.	55,578	2,488,227
IDACORP, Inc.	10,157	1,285,470
NextEra Energy, Inc.	102,778	8,251,018
Xcel Energy, Inc.	64,144	4,737,676
		22,692,566

The accompanying notes are an integral part of these financial statements.

2

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES (Continued)
Midstream — 9.7%
Cheniere Energy, Inc.	15,149	2,944,814
Targa Resources Corp.	16,666	3,074,877
Williams Cos., Inc.	83,639	5,027,540
		11,047,231
Rail — 7.1%
CSX Corp.	85,968	$3,116,340
Union Pacific Corp.	21,487	4,970,373
		8,086,713
Towers — 3.9%
Crown Castle, Inc.	50,591	4,496,022
Water — 1.8%
American Water Works Co., Inc.	15,887	2,073,254
Total United States		65,752,137
TOTAL COMMON STOCKS (Cost $86,554,329)		113,345,336
SHORT-TERM INVESTMENTS — 0.0%(c)
MONEY MARKET FUNDS — 0.0%(c)
First American Treasury Obligations Fund — Class X, 3.68%(d)	488	488
TOTAL SHORT-TERM INVESTMENTS (Cost $488)		488
TOTAL INVESTMENTS — 99.1% (Cost $86,554,817)		$113,345,824
Other Assets in Excess of Liabilities — 0.9%		987,575
TOTAL NET ASSETS — 100.0%		$114,333,399

Percentages are stated as a percent of net assets.
PCL - Public Company Limited
PLC - Public Limited Company
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,541,943 or 1.3% of the Fund’s net assets.

(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

3

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.2%
Australia — 5.8%
Industrial — 3.2%
Goodman Group	182,463	$3,754,765
Retail — 2.6%
Scentre Group	1,077,510	3,012,067
Total Australia		6,766,832
Belgium — 1.9%
Industrial — 1.9%
Warehouses De Pauw CVA	83,942	2,176,900
Canada — 0.8%
Retail — 0.8%
Primaris Real Estate Investment Trust	80,423	913,478
Finland — 1.2%
Residential — 1.2%
Kojamo Oyj(a)	113,318	1,362,341
France — 0.5%
Hotel — 0.5%
Accor SA	10,398	586,202
Germany — 0.8%
Residential — 0.8%
Vonovia SE	32,942	948,049
Hong Kong — 3.5%
Diversified — 1.5%
Sun Hung Kai Properties Ltd.	148,623	1,809,677
Office — 1.0%
Hongkong Land Holdings Ltd.	165,520	1,149,821
Retail — 1.0%
Hang Lung Properties Ltd.	1,105,490	1,224,135
Total Hong Kong		4,183,633
Japan — 8.7%
Industrial — 1.1%
LaSalle Logiport REIT	1,246	1,261,343
Office — 6.9%
Japan Real Estate Investment Corp.	1,026	857,225
KDX Realty Investment Corp.	1,426	1,600,478
Mitsui Fudosan Co. Ltd.	284,589	3,234,147
Sumitomo Realty & Development Co. Ltd.	95,216	2,390,487
		8,082,337

The accompanying notes are an integral part of these financial statements.

4

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS (Continued)
JAPAN (Continued)
Residential — 0.7%
Comforia Residential REIT, Inc.	410	$871,866
Total Japan		10,215,546
Netherlands — 2.7%
Industrial — 1.5%
CTP NV(b)	84,676	1,774,331
Retail — 1.2%
Eurocommercial Properties NV	45,975	1,406,669
Total Netherlands		3,181,000
Singapore — 5.1%
Diversified — 2.8%
CapitaLand Integrated Commercial Trust	1,283,336	2,381,930
City Developments Ltd.	156,761	975,056
		3,356,986
Health Care — 1.0%
Parkway Life Real Estate Investment Trust	372,031	1,180,085
Industrial — 1.3%
Mapletree Logistics Trust	1,447,366	1,483,212
Total Singapore		6,020,283
Sweden — 1.7%
Residential — 1.7%
Fastighets AB Balder(a)	271,764	2,005,974
United Kingdom — 4.8%
Industrial — 3.2%
Tritax Big Box REIT PLC	1,820,883	3,720,856
Residential — 0.5%
UNITE Group PLC	77,021	579,874
Self Storage — 1.1%
Big Yellow Group PLC	94,341	1,326,687
Total United Kingdom		5,627,417
United States — 61.7%(c)
Data Centers — 6.9%
Digital Realty Trust, Inc.	18,171	2,811,236
Equinix, Inc.	6,882	5,272,713
		8,083,949
Health Care — 13.1%
American Healthcare REIT, Inc.	38,521	1,812,798
Omega Healthcare Investors, Inc.	47,520	2,107,037

The accompanying notes are an integral part of these financial statements.

5

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS (Continued)
UNITED STATES (Continued)
Health Care (Continued)
Ventas, Inc.	42,900	$3,319,602
Welltower, Inc.	43,899	8,148,093
		15,387,530
Hotel — 1.9%
Host Hotels & Resorts, Inc.	79,441	1,408,489
Pebblebrook Hotel Trust	77,008	871,731
		2,280,220
Industrial — 9.3%
First Industrial Realty Trust, Inc.	73,773	4,224,980
LXP Industrial Trust	19,606	972,065
Prologis, Inc.	44,918	5,734,232
		10,931,277
Net Lease — 5.0%
Essential Properties Realty Trust, Inc.	100,232	2,972,881
NETSTREIT Corp.	161,301	2,845,350
		5,818,231
Office — 2.4%
Alexandria Real Estate Equities, Inc.	5,127	250,915
Highwoods Properties, Inc.	37,214	960,866
SL Green Realty Corp.	34,877	1,599,808
		2,811,589
Residential — 7.6%
AvalonBay Communities, Inc.	9,359	1,696,880
Essex Property Trust, Inc.	11,208	2,932,910
Mid-America Apartment Communities, Inc.	30,774	4,274,816
		8,904,606
Retail — 9.6%
Acadia Realty Trust	116,943	2,402,009
Brixmor Property Group, Inc.	121,477	3,185,127
Curbline Properties Corp.	35,224	817,549
Simon Property Group, Inc.	21,673	4,011,889
Urban Edge Properties	45,732	877,597
		11,294,171
Self Storage — 4.4%
Extra Space Storage, Inc.	27,920	3,635,742
Smartstop Self Storage REIT, Inc.	49,318	1,525,899
		5,161,641
Specialty — 1.5%
Iron Mountain, Inc.	20,438	1,695,332
Total United States		72,368,546
TOTAL COMMON STOCKS (Cost $101,139,985)		116,356,201

The accompanying notes are an integral part of these financial statements.

6

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
First American Treasury Obligations Fund - Class X, 3.68%(d)	485,420	$485,420
TOTAL SHORT-TERM INVESTMENTS (Cost $485,420)		485,420
TOTAL INVESTMENTS — 99.6% (Cost $101,625,405)		$116,841,621
Other Assets in Excess of Liabilities — 0.4%		501,772
TOTAL NET ASSETS — 100.0%		$117,343,393

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $1,774,331 or 1.5% of the Fund’s net assets.

(c)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

7

Brookfield Next Generation Infrastructure Fund
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 98.0%
Brazil — 3.9%
Circular Economy — 3.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,402	$298,553
Orizon Valorizacao de Residuos SA(a)	52,626	669,753
Total Brazil		968,306
Canada — 3.3%
Electricity Infrastructure — 3.3%
Boralex, Inc. - Class A	17,312	319,488
Fortis, Inc.	9,544	496,200
Total Canada		815,688
Denmark — 2.1%
Sustainable Solutions — 2.1%
Vestas Wind Systems A/S	19,354	523,472
France — 3.2%
Sustainable Solutions — 3.2%
Schneider Electric SE	2,886	789,537
Germany — 3.4%
Electricity Infrastructure — 3.4%
E.ON SE	43,501	823,687
Hong Kong — 1.4%
Circular Economy — 1.4%
Guangdong Investment Ltd.	396,541	345,942
Italy — 7.0%
Circular Economy — 3.2%
Hera SpA	170,512	804,027
Electricity Infrastructure — 3.8%
Enel SpA	89,352	929,022
Total Italy		1,733,049
Spain — 10.7%
Electricity Infrastructure — 10.7%
EDP Renovaveis SA	39,008	550,881
Grenergy Renovables SA(a)	8,063	813,314
Iberdrola SA	58,129	1,258,689
Total Spain		2,622,884
United Kingdom — 10.1%
Circular Economy — 2.0%
Severn Trent PLC	13,235	496,987

The accompanying notes are an integral part of these financial statements.

8

Brookfield Next Generation Infrastructure Fund
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS (Continued)
United Kingdom (Continued)
Electricity Infrastructure — 8.1%
National Grid PLC	36,213	$555,450
SSE PLC	48,824	1,431,413
		1,986,863
Total United Kingdom		2,483,850
United States — 52.9%(b)
Circular Economy — 14.8%
American Water Works Co., Inc.	5,529	721,535
Republic Services, Inc.	3,438	728,615
Waste Connections, Inc.	6,033	1,058,077
Waste Management, Inc.	5,133	1,127,771
		3,635,998
Electricity Infrastructure — 22.2%
Clearway Energy, Inc. - Class C	14,466	481,139
Constellation Energy Corp.	2,021	713,959
Entergy Corp.	7,953	735,096
Eversource Energy	7,213	485,651
NextEra Energy, Inc.	16,966	1,362,030
PG&E Corp.	40,194	645,918
Xcel Energy, Inc.	14,308	1,056,789
		5,480,582
Sustainable Solutions — 15.9%
Bloom Energy Corp. - Class A(a)	3,815	331,485
First Solar, Inc.(a)	1,875	489,806
GE Vernova, Inc.	579	378,417
Itron, Inc.(a)	5,895	547,410
Nextpower, Inc. - Class A(a)	6,747	587,731
Sunrun, Inc.(a)	19,532	359,389
Trane Technologies PLC	1,896	737,923
Xylem, Inc.	3,476	473,362
		3,905,523
Total United States		13,022,103
TOTAL COMMON STOCKS (Cost $19,985,961)		24,128,518
PREFERRED STOCKS — 1.4%
Brazil — 1.4%
Electricity Infrastructure — 1.4%
Cia Paranaense de Energia - Copel, 0.00%	137,473	347,585
TOTAL PREFERRED STOCKS (Cost $317,256)		347,585

The accompanying notes are an integral part of these financial statements.

9

Brookfield Next Generation Infrastructure Fund
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
MONEY MARKET FUNDS — 0.4%
First American Treasury Obligations Fund - Class X, 3.68%(c)	105,782	$105,782
TOTAL SHORT-TERM INVESTMENTS (Cost $105,782)		105,782
TOTAL INVESTMENTS — 99.8% (Cost $20,408,999)		$24,581,885
Other Assets in Excess of Liabilities — 0.2%		51,774
TOTAL NET ASSETS — 100.0%		$24,633,659

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
The accompanying notes are an integral part of these financial statements.

10

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025

	Shares	Value
COMMON STOCKS — 99.8%
Brazil — 9.0%
Banco do Brasil SA	610,293	$2,435,875
Itau Unibanco Holding SA - ADR	775,940	5,555,732
Localiza Rent a Car SA	581,815	4,604,806
Magazine Luiza SA	1,706,354	2,771,272
NU Holdings Ltd. - Class A(a)	242,850	4,065,309
WEG SA	523,252	4,622,382
XP, Inc. - Class A	187,074	3,062,401
		27,117,777
Chile — 3.7%
Barrick Mining Corp.	181,494	7,904,064
Capstone Copper Corp.(a)	316,999	3,173,160
		11,077,224
China — 36.3%(b)
Akeso, Inc.(a)(c)	64,606	940,271
Alibaba Group Holding Ltd.	894,776	16,428,948
Aluminum Corp. of China Ltd.	3,624,143	6,324,058
Baidu, Inc. - Class A(a)	261,305	4,297,218
Bilibili, Inc. - Class Z(a)	126,688	3,126,803
BYD Co. Ltd. - Class H	259,337	3,169,295
China Resources Land Ltd.	908,919	3,179,673
China Tourism Group Duty Free Corp. Ltd.	115,695	1,566,679
Contemporary Amperex Technology Co. Ltd. - Class H	138,336	8,997,300
Damai Entertainment Holdings Ltd.(a)	6,450,565	789,370
DiDi Global, Inc. - ADR(a)	324,789	1,714,886
Full Truck Alliance Co. Ltd. - ADR	209,099	2,243,632
GDS Holdings Ltd. - Class A(a)	340,218	1,485,868
Huaming Power Equipment Co. Ltd. - Class A	772,968	2,770,783
Insilico Medicine Cayman TopCo(a)	258,159	1,231,966
JD.com, Inc. - Class A	87,344	1,255,940
Jiangsu Hengrui Pharmaceuticals Co. Ltd. - Class H(a)	338,930	3,107,190
Kanzhun Ltd. - ADR	88,847	1,810,702
Lens Technology Co. Ltd. - Class H	581,239	1,881,381
Ping An Insurance Group Co. of China Ltd.	751,884	6,315,604
Sands China Ltd.	1,096,892	2,766,826
Sany Heavy Industry Co. Ltd. - Class H(a)	660,305	1,917,444
Tencent Holdings Ltd.	210,609	16,162,880
WuXi AppTec Company Ltd.(c)	399,419	5,064,860
Zijin Gold International Co. Ltd.(a)	171,160	3,210,886
Zijin Mining Group Co. Ltd.	1,688,849	7,732,289
		109,492,752
Greece — 2.1%
Alpha Bank SA	1,500,774	6,307,859

The accompanying notes are an integral part of these financial statements.

11

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS (Continued)
India — 11.5%
Bharti Airtel Ltd.	192,906	$4,527,790
DLF Ltd.	195,737	1,497,594
GMR Airports Ltd.(a)	2,002,775	2,328,974
HDFC Bank Ltd. - ADR	128,863	4,708,654
Hindustan Zinc Ltd.	494,051	3,368,221
Infosys Ltd. - ADR	60,972	1,086,521
JSW Energy Ltd.	403,773	2,169,412
JSW Infrastructure Ltd.	686,034	2,175,043
Mahindra & Mahindra Ltd. - GDR	54,386	2,256,069
Reliance Industries Ltd. - GDR(c)	86,996	6,091,297
Shriram Finance Ltd.(a)	417,895	4,637,648
		34,847,223
Indonesia — 3.7%
Bank Mandiri Persero Tbk PT	13,362,580	4,074,695
Freeport-McMoRan, Inc.	76,395	3,880,102
Grab Holdings Ltd. - Class A(a)	659,716	3,291,983
		11,246,780
Mexico — 3.8%
Fresnillo PLC	223,709	9,975,251
Ternium SA - ADR	38,886	1,485,057
		11,460,308
Poland — 0.6%
Allegro.eu SA(a)(c)	211,956	1,818,787
Russia — 0.0%(d)
Sberbank of Russia PJSC - ADR(a)(e)	39,273	0
South Africa — 5.3%
Absa Group Ltd.	146,820	2,121,971
Anglogold Ashanti PLC	162,478	13,856,124
		15,978,095
South Korea — 13.8%
Hana Financial Group, Inc.	49,297	3,216,461
HD Hyundai Electric Co. Ltd.	7,045	3,783,505
Hyundai Engineering & Construction Co. Ltd.	47,272	2,303,740
NAVER Corp.	17,855	3,001,454
Samsung Electronics Co. Ltd.	214,617	17,988,102
Samsung Fire & Marine Insurance Co. Ltd.	12,540	4,320,392
Samsung Heavy Industries Co. Ltd.(a)	215,575	3,604,907
Samyang Foods Co. Ltd.	2,772	2,366,869
Sung Kwang Bend Co. Ltd.(a)	55,877	997,979
		41,583,409

The accompanying notes are an integral part of these financial statements.

12

OAKTREE EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
December 31, 2025(Continued)

	Shares	Value
COMMON STOCKS (Continued)
Taiwan — 10.0%
Delta Electronics, Inc.	101,158	$3,085,720
Hon Hai Precision Industry Co. Ltd.	478,165	3,505,105
MediaTek, Inc.	70,444	3,198,523
Taiwan Semiconductor Manufacturing Co. Ltd.	416,579	20,477,893
		30,267,241
TOTAL COMMON STOCKS (Cost $198,480,079)		301,197,455
PREFERRED STOCKS — 0.1%
Brazil — 0.1%
Localiza Rent a Car SA, 0.00%(a)	22,378	169,472
TOTAL PREFERRED STOCKS (Cost $0)		169,472
TOTAL INVESTMENTS — 99.9% (Cost $198,480,079)		$301,366,927
Other Assets in Excess of Liabilities — 0.1%		384,514
TOTAL NET ASSETS — 100.0%		$301,751,441

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $13,915,215 or 4.6% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

13

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities
December 31, 2025

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund (1)	Emerging Markets Fund(2)
Assets:
Investments in securities, at value (Note 2)	$113,345,824	$116,841,621	$24,581,885	$301,366,927
Receivable for investments sold	1,001,405	1,989,537	—	—
Dividends and interest receivable	489,713	453,044	75,890	313,884
Receivable for fund shares sold	72,580	13	—	21,494
Foreign currency, at value (Cost $2, $2, $– and $6)	2	2	—	6
Cash	—	—	—	869,555
Net receivable from Advisor (Note 3)	—	—	209,548	—
Prepaid expenses	34,036	24,893	38,159	28,169
Total assets	114,943,560	119,309,110	24,905,482	302,600,035
Liabilities:
Payable for credit facility (Note 6)	267,000	—	—	—
Distribution fees payable	125,454	76,024	—	1,151
Investment advisory fees payable, net (Note 3)	89,189	58,033	—	176,343
Payable for fund shares purchased	5,039	23,033	—	3,682
Interest payable for credit facility (Note 6)	1,159	—	—	—
Payable for investments purchased	—	1,695,318	—	53,351
Deferred foreign capital gains taxes	—	—	—	429,549
Accrued expenses	122,320	113,309	271,823	184,518
Total liabilities	610,161	1,965,717	271,823	848,594
Net Assets	$114,333,399	$117,343,393	$24,633,659	$301,751,441
Composition of Net Assets:
Paid-in capital	84,675,497	221,841,057	19,710,537	228,399,098
Accumulated gains (losses)	29,657,902	(104,497,664)	4,923,122	73,352,343
Net assets applicable to capital shares outstanding	$114,333,399	$117,343,393	$24,633,659	$301,751,441
Total Investments at cost	$86,554,817	$101,625,405	$20,408,999	$198,480,079
Net Assets
Class A Shares - Net Assets	$4,020,782	$4,158,737	—	$5,856,963
Shares outstanding	346,749	345,556	—	565,635
Net asset value and redemption price per share	$11.60	$12.03	—	$10.35
Offering price per share based on a maximum sales charge of 4.75%	$12.18	$12.63	—	$10.87

The accompanying notes are an integral part of these financial statements.

14

BROOKFIELD INVESTMENT FUNDS
Statements of Assets and Liabilities
December 31, 2025(Continued)

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund (1)	Emerging Markets Fund(2)
Class C Shares - Net Assets	$720,564	$193,112	$—	$—
Shares outstanding	63,265	16,128	—	—
Net asset value and redemption price per share	$11.39	$11.97	—	—
Class I Shares - Net Assets	$109,592,053	$112,991,544	24,633,659	295,894,478
Shares outstanding	9,450,425	9,385,350	2,639,135	28,707,401
Net asset value and redemption price per share	$11.60	$12.04	$9.33	$10.31

(1)	Currently, the Next Generation Fund is only publicly offering Class I shares to investors.
(2)	Currently, the Emerging Markets Fund is only publicly offering Class A and Class I shares to investors.
The accompanying notes are an integral part of these financial statements.

15

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2025

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Investment Income:
Dividends and distributions (net of foreign withholding tax of $3,347, $166,403, $79,953 and $578,062)	$5,433,386	$3,904,552	$1,299,238	$6,320,206
Less return of capital distributions	(143,570)	(23,907)	(81,987)	—
Total investment income	5,289,816	3,880,645	1,217,251	6,320,206
Expenses:
Investment advisory fees (Note 3)	1,588,104	945,522	382,735	2,382,019
Distribution fees - Class A	12,230	10,184	—	10,509
Distribution fees - Class C	7,905	4,504	—	—
Fund accounting and sub-administration fees	126,660	89,205	52,224	160,484
Transfer agent fees	109,959	114,789	14,389	134,511
Registration fees	75,410	47,674	45,308	54,834
Audit and tax services	71,689	57,948	60,646	55,146
Trustees’ fees	63,187	51,833	42,095	67,521
Interest Expense	54,230	10,135	561	16,787
Custodian fees	52,155	29,211	25,825	142,065
Miscellaneous	36,042	28,848	23,677	31,918
Legal fees	23,436	92,094	200,750	30,136
Reports to shareholders	18,677	18,552	25,644	18,916
Insurance	17,081	10,778	2,635	12,076
Total operating expenses	2,256,765	1,511,277	876,489	3,116,922
Less expenses waived by the investment adviser (Note 3)	(368,273)	(298,927)	(426,213)	(592,059)
Net expenses	1,888,492	1,212,350	450,276	2,524,863
Net investment income	3,401,324	2,668,295	766,975	3,795,343
Net realized gain (loss) on:
Investments	36,133,036	4,126,577	8,381,552	10,758,082
Foreign currency transactions	(31,115)	25,886	4,786	(259,357)
Foreign capital gains tax	—	—	—	(94,097)
Net realized gain	36,101,921	4,152,463	8,386,338	10,404,628
Net change in unrealized appreciation/ depreciation on:
Investments	(16,352,684)	3,305,209	4,103,438	87,113,133
Foreign currency translations	23,070	16,867	4,406	3,973
Deferred foreign capital gains tax	—	—	—	(429,549)
Net change in unrealized appreciation (depreciation)	(16,329,614)	3,322,076	4,107,844	86,687,557
Net realized and unrealized gain	19,772,307	7,474,539	12,494,182	97,092,185
Net increase in net assets resulting from operations	$23,173,631	$10,142,834	$13,261,157	$100,887,528

The accompanying notes are an integral part of these financial statements.

16

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Infrastructure Fund		Global Real Estate Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$3,401,324	$5,955,562	$2,668,295	$4,999,171
Net realized gain (loss)	36,101,921	(302,401)	4,152,463	23,128,235
Net change in unrealized appreciation (depreciation)	(16,329,614)	21,404,585	3,322,076	(29,669,463)
Net increase (decrease) in net assets resulting from operations	23,173,631	27,057,746	10,142,834	(1,542,057)
Distributions to Shareholders:
From distributable earnings:
Class A shares	(1,082,839)	(95,997)	(86,627)	(115,003)
Class C shares	(182,614)	(8,127)	(5,967)	(14,809)
Class I shares	(31,030,956)	(5,844,442)	(3,296,349)	(6,394,461)
Total distributions to shareholders	(32,296,409)	(5,948,566)	(3,388,943)	(6,524,273)
Capital Share Transactions (Note 5):
Subscriptions	46,978,535	144,709,121	9,355,989	4,781,285
Reinvestment of distributions	19,440,544	5,424,486	2,980,430	5,193,430
Redemptions	(302,641,935)	(62,308,407)	(55,600,017)	(208,923,552)
Net increase (decrease) in net assets from capital share transactions	(236,222,856)	87,825,200	(43,263,598)	(198,948,837)
Total increase (decrease) in net assets	(245,345,634)	108,934,380	(36,509,707)	(207,015,167)
Net Assets:
Beginning of year	359,679,033	250,744,653	153,853,100	360,868,267
End of year	$114,333,399	$359,679,033	$117,343,393	$153,853,100

The accompanying notes are an integral part of these financial statements.

17

BROOKFIELD INVESTMENT FUNDS
STATEMENTS OF CHANGES IN NET ASSETS(Continued)

	Next Generation Fund		Emerging Markets Fund
	For the Year Ended December 31,		For the Year Ended December 31,
	2025	2024	2025	2024
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$766,975	$753,132	$3,795,343	$5,273,250
Net realized gain (loss)	8,386,338	(746,210)	10,404,628	(23,876,520)
Net change in unrealized appreciation (depreciation)	4,107,844	(1,208,695)	86,687,557	12,618,368
Net increase (decrease) in net assets resulting from operations	13,261,157	(1,201,773)	100,887,528	(5,984,902)
Distributions to Shareholders:
From distributable earnings:
Class A shares	—	—	(101,508)	(48,391)
Class I shares	(5,182,220)	(742,382)	(5,816,710)	(5,963,076)
Total distributions to shareholders	(5,182,220)	(742,382)	(5,918,218)	(6,011,467)
Capital Share Transactions (Note 5):
Subscriptions	917,537	20,843,239	31,500,706	32,441,642
Reinvestment of distributions	5,049,517	671,688	5,778,669	5,802,541
Redemptions	(43,453,023)	(963,099)	(54,712,491)	(52,546,059)
Net increase (decrease) in net assets from capital share transactions	(37,485,969)	20,551,828	(17,433,116)	(14,301,876)
Total increase (decrease) in net assets	(29,407,032)	18,607,673	77,536,194	(26,298,245)
Net Assets:
Beginning of year	54,040,691	35,433,018	224,215,247	250,513,492
End of year	$24,633,659	$54,040,691	$301,751,441	$224,215,247

The accompanying notes are an integral part of these financial statements.

18

BROOKFIELD GLOBAL LISTED INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Year	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Year	Total Investment Return2,†	Net Assets, End of Year (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
December 31, 2025	$13.35	0.25	1.45	1.70	(0.20)	(3.25)	—	(3.45)	$11.60	12.81%	$4,021	1.58%	1.25%	1.78%	1.45%	83%
December 31, 2024	$12.49	0.22	0.86	1.08	(0.22)	—	—	(0.22)	$13.35	8.76%	$5,036	1.43%	1.25%	1.71%	1.53%	78%
December 31, 2023	$12.33	0.17	0.19	0.36	(0.18)	(0.02)	—	(0.20)	$12.49	2.99%	$6,047	1.43%	1.25%	1.41%	1.23%	52%
December 31, 2022	$13.97	0.15	(0.92)	(0.77)	(0.14)	(0.73)	—	(0.87)	$12.33	(5.61)%	$7,267	1.41%	1.25%	1.13%	0.97%	74%
December 31, 2021	$12.60	0.11	1.86	1.97	(0.35)	(0.25)	—	(0.60)	$13.97	15.90%	$7,698	1.37%	1.28%	0.85%	0.76%	62%
Class C
December 31, 2025	$13.16	0.14	1.44	1.58	(0.10)	(3.25)	—	(3.35)	$11.39	11.95%	$721	2.23%	2.00%	1.02%	0.79%	83%
December 31, 2024	$12.32	0.12	0.85	0.97	(0.13)	—	—	(0.13)	$13.16	7.92%	$801	2.10%	2.00%	0.93%	0.83%	78%
December 31, 2023	$12.15	0.07	0.20	0.27	(0.08)	(0.02)	—	(0.10)	$12.32	2.25%	$955	2.28%	2.00%	0.58%	0.30%	52%
December 31, 2022	$13.78	0.04	(0.90)	(0.86)	(0.04)	(0.73)	—	(0.77)	$12.15	(6.35)%	$1,736	2.20%	2.00%	0.29%	0.09%	74%
December 31, 2021	$12.43	0.01	1.84	1.85	(0.25)	(0.25)	—	(0.50)	$13.78	15.06%	$3,462	2.11%	2.03%	0.07%	(0.01)%	62%
Class I (Note 1)
December 31, 2025	$13.38	0.26	1.47	1.73	(0.26)	(3.25)	—	(3.51)	$11.60	13.04%	$109,592	1.19%	1.00%	1.83%	1.64%	83%
December 31, 2024	$12.52	0.26	0.85	1.11	(0.25)	—	—	(0.25)	$13.38	9.01%	$353,841	1.09%	1.00%	1.98%	1.89%	78%
December 31, 2023	$12.35	0.21	0.19	0.40	(0.21)	(0.02)	—	(0.23)	$12.52	3.33%	$243,742	1.09%	1.00%	1.72%	1.63%	52%
December 31, 2022	$13.99	0.18	(0.91)	(0.73)	(0.18)	(0.73)	—	(0.91)	$12.35	(5.36)%	$224,185	1.06%	1.00%	1.30%	1.24%	74%
December 31, 2021	$12.62	0.18	1.83	2.01	(0.39)	(0.25)	—	(0.64)	$13.99	16.14%	$451,114	1.05%	1.01%	1.37%	1.33%	62%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

19

BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Year	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Year	Total Investment Return2,†	Net Assets, End of Year (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income, Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
December 31, 2025	$11.10	0.22	0.96	1.18	(0.25)	—	—	(0.25)	$12.03	10.72%	$4,159	1.62%	1.20%	1.91%	1.49%	130%
December 31, 2024	$11.28	0.23	(0.14)	0.09	(0.27)	—	—	(0.27)	$11.10	0.86%	$4,180	1.52%	1.20%	2.05%	1.73%	166%
December 31, 2023	$10.74	0.23	0.50	0.73	(0.19)	—	—	(0.19)	$11.28	6.97%	$4,953	1.39%	1.20%	2.18%	1.99%	91%
December 31, 2022	$14.05	0.20	(3.31)	(3.11)	(0.19)	—	(0.01)	(0.20)	$10.74	(22.21)%	$7,215	1.32%	1.20%	1.60%	1.48%	99%
December 31, 2021	$11.63	0.11	2.59	2.70	(0.28)	—	—	(0.28)	$14.05	23.42%	$14,140	1.27%	1.20%	0.84%	0.77%	65%
Class C
December 31, 2025	$11.02	0.13	0.96	1.09	(0.14)	—	—	(0.14)	$11.97	9.95%	$193	2.25%	1.95%	1.15%	0.85%	130%
December 31, 2024	$11.19	0.13	(0.12)	0.01	(0.18)	—	—	(0.18)	$11.02	0.07%	$596	2.36%	1.95%	1.23%	0.82%	166%
December 31, 2023	$10.68	0.15	0.49	0.64	(0.13)	—	—	(0.13)	$11.19	6.11%	$1,241	2.13%	1.95%	1.43%	1.25%	91%
December 31, 2022	$13.98	0.10	(3.28)	(3.18)	(0.11)	—	(0.01)	(0.12)	$10.68	(22.78)%	$2,182	2.05%	1.95%	0.81%	0.71%	99%
December 31, 2021	$11.57	0.01	2.58	2.59	(0.18)	—	—	(0.18)	$13.98	22.53%	$5,024	2.01%	1.95%	0.09%	0.03%	65%
Class I (Note 1)
December 31, 2025	$11.13	0.25	0.97	1.22	(0.31)	—	—	(0.31)	$12.04	11.09%	$112,992	1.18%	0.95%	2.13%	1.90%	130%
December 31, 2024	$11.31	0.24	(0.12)	0.12	(0.30)	—	—	(0.30)	$11.13	1.11%	$149,077	1.08%	0.95%	2.15%	2.02%	166%
December 31, 2023	$10.77	0.27	0.48	0.75	(0.21)	—	—	(0.21)	$11.31	7.15%	$354,674	0.96%	0.95%	2.47%	2.46%	91%
December 31, 2022	$14.08	0.23	(3.32)	(3.09)	(0.21)	—	(0.01)	(0.22)	$10.77	(22.00)%	$428,733	0.95%	0.95%	1.90%	1.90%	99%
December 31, 2021	$11.65	0.15	2.60	2.75	(0.32)	—	—	(0.32)	$14.08	23.76%	$660,595	0.94%	0.95%	1.09%	1.10%	65%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
The accompanying notes are an integral part of these financial statements.

20

BROOKFIELD NEXT GENERATION INFRASTRUCTURE FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Year	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Year	Total Investment Return2,†	Net Assets, End of Year (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class I
December 31, 2025	$8.89	0.17	2.51	2.68	(0.20)	(2.04)	—	(2.24)	$9.33	30.27%	$24,634	1.95%	1.00%	1.70%	0.75%	82%
December 31, 2024	$9.14	0.14	(0.25)	(0.11)	(0.14)	—	—	(0.14)	$8.89	(1.28)%	$54,041	1.39%	1.00%	1.54%	1.15%	69%
December 31, 2023	$9.50	0.14	(0.36)	(0.22)	(0.14)	—	—	(0.14)	$9.14	(2.25)%	$35,433	2.32%	1.00%	1.53%	0.21%	61%
December 31, 2022[4]	$10.00	0.13	(0.51)	(0.38)	(0.12)	—	—	(0.12)	$9.50	(3.79)%	$17,503	5.00%	1.00%	1.46%	(2.54)%	62%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the Period February 5, 2022 (Commencement of Operations) through December 31, 2022.
The accompanying notes are an integral part of these financial statements.

21

OAKTREE EMERGING MARKETS EQUITY FUND
FINANCIAL HIGHLIGHTS

	Per Share Operating Performance:										Ratios to Average Net Assets/Supplementary Data:
	Net Asset Value, Beginning of Year	Net Investment Income[1]	Net Realized and Change in Unrealized Gain (Loss) on Investment Transactions	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions Paid*	Net Asset Value, End of Year	Total Investment Return2,†	Net Assets, End of Year (000)	Gross Operating Expenses[3]	Net Expenses, Including Fee Waivers and Reimbursement/ Recoupment[3]	Net Investment Income[3]	Net Investment Income (Loss), Excluding the Effect of Fee Waivers and Reimbursement/ Recoupment[3]	Portfolio Turnover Rate[2]
Class A
December 31, 2025	$7.23	0.10	3.20	3.30	(0.18)	—	—	(0.18)	$10.35	45.66%	$5,857	1.48%	1.20%	1.16%	0.88%	100%
December 31, 2024	$7.60	0.13	(0.33)	(0.20)	(0.17)	—	—	(0.17)	$7.23	(2.68)%	$2,130	1.47%	1.21%	1.68%	1.42%	124%
December 31, 2023	$7.46	0.22	0.12	0.34	(0.20)	—	—	(0.20)	$7.60	4.67%	$1,640	1.44%	1.35%	2.84%	2.75%	46%
December 31, 2022[4]	$7.55	0.10	(0.01)	0.09	(0.18)	—	—	(0.18)	$7.46	1.16%	$1,198	1.67%	1.35%	2.15%	1.83%	45%
Class I
December 31, 2025	$7.20	0.13	3.18	3.31	(0.20)	—	—	(0.20)	$10.31	46.02%	$295,894	1.17%	0.95%	1.44%	1.22%	100%
December 31, 2024	$7.57	0.15	(0.33)	(0.18)	(0.19)	—	—	(0.19)	$7.20	(2.37)%	$222,085	1.20%	0.96%	2.01%	1.77%	124%
December 31, 2023	$7.43	0.25	0.11	0.36	(0.22)	—	—	(0.22)	$7.57	4.94%	$248,873	1.19%	1.10%	3.32%	3.23%	46%
December 31, 2022	$8.76	0.31	(1.44)	(1.13)	(0.20)	—	—	(0.20)	$7.43	(12.86)%	$122,792	1.63%	1.10%	4.22%	3.69%	45%
December 31, 2021[5]	$10.00	0.14	(1.32)	(1.18)	(0.05)	(0.01)	—	(0.06)	$8.76	(11.78)%	$20,553	6.31%	1.10%	2.73%	(2.48)%	49%

*	Distributions determined in accordance with federal income tax regulations.
†
Total investment return is computed based upon the net asset value of the Fund’s shares and excludes the effects of sales charges or contingent deferred sales charges, if applicable. Distributions are assumed to be reinvested at the net asset value of the Class on the ex-date of the distribution.

[1]	Per share amounts presented are based on average shares outstanding throughout the year indicated.
[2]	Not annualized for periods less than one year.
[3]	Annualized for periods less than one year.
[4]	For the Period May 16, 2022 (Commencement of Operations) through December 31, 2022.
[5]	For the Period June 3, 2021 (Commencement of Operations) through December 31, 2021.
The accompanying notes are an integral part of these financial statements.

22

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025
1. ORGANIZATION
Brookfield Investment Funds (the “Trust”) was organized as a statutory trust under the laws of the State of Delaware on May 12, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently consists of five separate investment series referred to as Brookfield Global Listed Infrastructure Fund (the “Infrastructure Fund”), Brookfield Global Listed Real Estate Fund (the “Global Real Estate Fund”), Center Coast Brookfield Midstream Focus Fund (the “Focus Fund”), Brookfield Next Generation Infrastructure Fund (the “Next Generation Fund”) and Oaktree Emerging Markets Equity Fund (the “Emerging Markets Fund”) (each, a “Fund,” and collectively, the “Funds”), four of which are included in this report. The Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund are each a diversified open-end management investment company.
Effective September 30, 2025, the Next Generation Fund’s name was changed from “Brookfield Global Renewables & Sustainable Infrastructure Fund” to “Brookfield Next Generation Infrastructure Fund,” and the Fund’s 80% policy was changed from investing in publicly traded equity securities of global renewables and sustainable infrastructure (GRSI) companies to investing in publicly traded equity securities of infrastructure companies.
On March 25, 2021, the Board of Trustees of the Trust, on behalf of the Infrastructure Fund and the Global Real Estate Fund, approved a proposal to close each Fund’s Class I Shares (the “Legacy Class I Shares”). Following the close of business on April 30, 2021, shareholders holding the Legacy Class I Shares had their shares automatically converted (the “Conversion”) into each Fund’s Class Y Shares (the “Legacy Class Y Shares”). Following the Conversion, each Fund’s Legacy Class Y Shares were renamed “Class I Shares” (the “new Class I Shares”). As a result of the Conversion, each Fund’s new Class I Shares adopted the Legacy Class Y Shares’ performance and accounting history.
Each Fund currently has three classes of shares: Class A, Class C and Class I shares. Each class represents an interest in the same portfolio of assets and has identical voting, dividend, liquidation and other rights except that: (i) Class A shares have a maximum front end sales charge of 4.75%, Class C shares have a maximum deferred sales charge of 1.00%, and Class I Shares are offered at net asset value and are sold without a front-end sales load; (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements. The assets belonging to a particular Fund belong to that Fund for all purposes, and to no other Fund, subject only to the rights of creditors of that Fund. Currently, the Next Generation Fund is only publicly offering Class I shares to investors and the Emerging Markets Fund is only publicly offering Class A and Class I shares to investors.
Brookfield Public Securities Group LLC (“PSG” or the “Adviser”), an indirect wholly-owned subsidiary of Brookfield Asset Management Ltd. (NYSE: BAM; TSX: BAMA) (“BAM”), is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser to the Infrastructure Fund, Global Real Estate Fund and Next Generation Fund. Oaktree Fund Advisors, LLC (“Oaktree”), a Delaware limited liability company and a registered investment adviser under the Investment Advisers Act of 1940, as amended, serves as the investment adviser to the Emerging Markets Fund. PSG serves as Administrator to the Emerging Markets Fund. PSG and Oaktree are each referred to herein as the “Adviser” and together are referred to as the “Advisers”.
The investment objective of the Infrastructure Fund, Global Real Estate Fund and Next Generation Fund is to seek total return through growth of capital and current income, and the investment objective of the Emerging Markets Fund is to seek long-term capital growth. Each Fund’s investment objective is not fundamental and may be changed by the Board without shareholder approval, upon not less than 60 days prior written notice to shareholders. There can be no assurance that each Fund will achieve its investment objective.

23

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.
Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. Each Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. Each Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.
The Board has designated each Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Advisers in their role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.
Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.
Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates.
Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.
The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process.

24

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.
A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below:
Level 1 –	Quoted prices in active markets for identical assets or liabilities
Level 2 –
Quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)
Infrastructure Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$77,839,073	$35,506,263	$—	$113,345,336
Money Market Funds	488	—	—	488
Total Investments	$77,839,561	$35,506,263	$—	$113,345,824

Global Real Estate Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks.	$74,644,365	$47,711,836	$—	$116,356,201
Money Market Funds.	485,420	—	—	485,420
Total Investments	$75,129,785	$41,711,836	$—	$116,841,621

25

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Next Generation Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$13,837,791	$10,290,727	$—	$24,128,518
Preferred Stocks	—	347,585	—	347,585
Money Market Funds	105,782	—	—	105,782
Total Investments	$13,943,573	$10,638,312	$—	$24,581,885

Emerging Markets Fund
The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$64,198,623	$236,998,832	$—(1)	$301,197,455
Preferred Stocks	169,472	—	—	169,472
Total Investments	$64,368,095	$236,998,832	$—	$301,366,927

(1)	Investments categorized as Level 3 securities that are effectively valued at zero
As of December 31, 2025, there was an investment in the Emerging Markets Fund related to one company which was effectively valued at zero due to the inability of the Fund to transact in this investment, the lack of visibility on when the Fund may do so, and the lack of readily available market prices for such investment. All of these factors are related to the Russian invasion of Ukraine and responses to that event. The value of this security compared to the Fund’s net assets is not material, and therefore, the reconciliation of Level 3 securities and related valuation techniques are not disclosed.
For further information regarding security characteristics, see the Schedules of Investments.
Investment Transactions and Investment Income: Securities transactions are recorded on trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized on a daily basis using the effective yield to maturity and yield to next methods, respectively, and might be adjusted based on management’s assessment of the collectability of such interest. Dividend income is recorded on the ex-dividend date. Net realized gain (loss) on the Statements of Operations may also include realized gain distributions received from real estate investment trusts (“REITs”). Distributions of net realized gains are recorded on the REIT’s ex-dividend date. Distributions from REITs are recorded as ordinary income, net realized capital gain or return of capital based on information reported by the REITs and management’s estimates of such amounts based on historical information. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and actual amounts may differ from the estimated amounts. A distribution received from investments in master limited partnerships (“MLP”) generally are comprised of return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from the MLPs after their tax reporting periods are concluded.

26

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Master Limited Partnerships: A MLP is an entity receiving partnership taxation treatment under the U.S. Internal Revenue Code of 1986 (the “Code”), the partnership interests or “units” of which are traded on securities exchanges like shares of corporate stock. Holders of MLP units generally have limited control and voting rights on matters affecting the partnership.
The Infrastructure Fund invests in MLPs, which generally are treated as partnerships for federal income tax purposes. If an MLP does not meet current legal requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation or other form of taxable entity and there could be a material decrease in the value of its securities. Additionally, if tax law changes to eliminate or reduce tax deductions such as depletion, depreciation and amortization expense deductions that MLPs have been able to use to offset a significant portion of their taxable income, it could significantly reduce the value of the MLPs held by the Fund and could cause a greater portion of the income and gain allocated to the Fund to be subject to U.S. federal, state and local corporate income taxes, which would reduce the amount the Fund’s can distribute to shareholders and could increase the percentage of Fund distributions treated as dividends instead of tax-deferred return of capital.
Depreciation or other cost recovery deductions passed through to the Funds from investments in MLPs in a given year will generally reduce the Funds’ taxable income (and earnings and profits), but those deductions may be recaptured in the Funds’ taxable income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when a Fund disposes of its interests in the MLPs. When deductions are recaptured, distributions to the Funds’ shareholders may be taxable.
Foreign Currency Transactions: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of gains or losses resulting from changes in foreign exchange rates on securities from the fluctuations arising from changes in market prices.
Reported net realized foreign exchange gains or losses arise from sales of securities, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on a Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.
Expenses: Expenses directly attributable to a Fund are charged directly to that Fund, while expenses that are attributable to more than one Fund in the Trust and other investment companies advised by the Adviser are allocated among the respective investment companies, including the Funds, based upon relative average net assets, evenly or a combination of average net assets and evenly. Income and expenses of a Fund are allocated on a pro rata basis to each class of shares, except for class-specific expenses.
Certain intermediaries such as banks, broker-dealers, financial advisers or other financial institutions charge a fee for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held in omnibus, other group accounts or accounts traded through registered securities clearing agents. The portion of this fee paid by the Funds is included within “Transfer agent fees” in the Statements of Operations.
Distributions to Shareholders: Each Fund declares and pays dividends quarterly from net investment income. To the extent these distributions exceed net investment income, they may be classified as return of capital. Each Fund also pays distributions at least annually from their realized capital gains, if any. Dividends and distributions are recorded on the ex-dividend date. All common shares have equal dividend and other distribution rights. A notice disclosing the source(s) of a distribution is provided after a payment is made from any source other than net investment income. This notice is available on the Adviser’s website at https://www.privatewealth.brookfield.com. Any such notice is

27

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
provided only for informational purposes in order to comply with the requirements of Section 19(a) of the 1940 Act and not for tax reporting purposes. The tax composition of the Funds’ distributions for each calendar year is reported on IRS Form 1099-DIV.
Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with federal income tax regulations and may differ from net investment income and realized gains recorded by each Fund for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and losses and net assets are not affected.
The Funds adopted Financial Accounting Standards Board Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”) during the period. ASU 2023-09 enhances income tax disclosures, including disclosures of income taxes paid disaggregated by jurisdiction. The Funds’ adoption of the new standard did not have a material impact on financial statement disclosures and did not affect any Funds’ financial position or results of operations.
The Funds operate as a single operating segment. The Funds’ income, expenses, assets, and performance are regularly monitored and assessed as a whole by the President of the Funds, who is responsible for the oversight functions of the Funds, using the information presented in the financial statements and financial highlights.
3. INVESTMENT ADVISORY AGREEMENTS AND RELATED PARTY TRANSACTIONS
PSG serves as the investment adviser to the Infrastructure Fund, Global Real Estate Fund and Next Generation Fund and Oaktree serves as the investment adviser to the Emerging Markets Fund pursuant to separate investment advisory agreements (the “Advisory Agreements”) under which each Adviser is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
Under the Advisory Agreements, the Funds pay advisory fees, computed daily and payable monthly, at the annual rates stated below:

	Annual Advisory Fee Rate (as a percentage of average daily net assets)	Annual Expense Cap
Infrastructure Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Global Real Estate Fund
Class A	0.75%	1.20%
Class C	0.75%	1.95%
Class I	0.75%	0.95%
Next Generation Fund
Class A	0.85%	1.25%
Class C	0.85%	2.00%
Class I	0.85%	1.00%
Emerging Markets Fund
Class A	0.90%	1.20%
Class C	0.90%	1.95%
Class I	0.90%	0.95%

28

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Pursuant to operating expense limitation agreements (the “Expense Limitation Agreements”), each Adviser has contractually agreed to waive all or a portion of its investment advisory or administration fees, as presented above, and/or to reimburse certain expenses of each Fund to the extent necessary to maintain each Fund’s total annual operating expenses (excluding any front-end or contingent deferred charges, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of a Fund’s business) at certain levels. The Expense Limitation Agreements will continue until at least April 30, 2026 for the Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and the Emerging Markets Fund and may not be terminated by the Funds or the Adviser before such time.
Thereafter, the Expense Limitation Agreements may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, each Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term. Pursuant to the Expense Limitation Agreements, any waivers and/or reimbursements made by the Adviser are subject to recoupment from a Fund for a period not to exceed three years after the occurrence of the waiver and/or reimbursement, provided that a Fund is able to effect such payment to the Adviser and remain in compliance with the annual expense cap in effect at the time the waivers and/or reimbursements occurred.
The amount of investment advisory fees waived and/or expenses reimbursed available to be recouped before expiration are listed in the table below:

Expiration Period	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
December 31, 2026	$230,459	$64,648	$250,752	$209,836
December 31, 2027	267,086	304,079	192,993	642,727
December 31, 2028	368,273	298,927	426,213	592,059
Total amount subject to recoupment	$865,818	$667,654	$869,958	$1,444,622

For the year ended December 31, 2025, the Advisers did not recoup any expenses.
Each Fund has entered into separate Administration Agreements with the PSG, and PSG has entered into a sub-administration agreement with U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Sub-Administrator”). PSG and the Sub-Administrator perform administrative services necessary for the operation of the Funds, including maintaining certain books and records of the Funds and preparing reports and other documents required by federal, state and other applicable laws and regulations, and providing the Funds with administrative office facilities. PSG does not receive any compensation for its administration services pursuant to the Administration Agreements and the Funds are responsible for any fees due to the Sub-Administrator.
Certain officers and/or trustees of the Trust are officers and/or employees of PSG.
4. PURCHASES AND SALES OF INVESTMENTS
Purchases and sales of investments, excluding short-term securities and U.S. Government securities, for the year ended December 31, 2025 were as follows:

Fund	Purchases	Sales
Infrastructure Fund	$155,611,720	$417,873,998
Global Real Estate Fund	164,855,682	208,676,647
Next Generation Fund	36,608,885	77,390,675
Emerging Markets Fund	257,457,946	276,788,622

During the year ended December 31, 2025, there were no transactions in U.S. Government securities.

29

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
5. SHARES OF BENEFICIAL INTEREST
The Trust’s Declaration of Trust authorizes the issuance of an unlimited number of full and fractional shares of beneficial interest. With respect to each series, the Trust may offer more than one class of shares. The Trust reserves the right to create and issue additional series or classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Currently, the Infrastructure Fund and Global Real Estate Fund offer three classes of shares of beneficial interest — “Class A” Shares, “Class C” Shares and “Class I” Shares, the Next Generation Fund offers “Class I” Shares and the Emerging Markets Fund offers two classes of shares of beneficial interest — “Class A” Shares and “Class I” Shares.
As of December 31, 2025, the Adviser owned 5% of the outstanding Class I shares of the Infrastructure Fund, and an affiliate of the Adviser owned 70% of the outstanding shares of the Next Generation Fund.
The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.
Infrastructure Fund

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	18,430	$234,851	20,978	$264,666
Reinvestment of distributions	77,973	915,171	6,347	79,905
Payments for shares redeemed	(126,899)	(1,672,009)	(134,168)	(1,732,513)
Net Decrease	(30,496)	$(521,987)	(106,843)	$(1,387,942)
Class C
Proceeds from shares sold	—	$—	2,748	$33,847
Reinvestment of distributions	11,187	128,441	507	6,208
Payments for shares redeemed	(8,793)	(116,710)	(19,882)	(237,873)
Net Increase (Decrease)	2,394	$11,731	(16,627)	$(197,818)
Class I
Proceeds from shares sold	3,323,409	$46,743,684	11,177,930	$144,410,608
Reinvestment of distributions	1,551,529	18,396,932	419,112	5,338,373
Payments for shares redeemed	(21,875,592)	(300,853,216)	(4,619,515)	(60,338,021)
Net Increase (Decrease)	(17,000,654)	$(235,712,600)	6,977,527	$89,410,960

Global Real Estate Fund

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	39,150	$464,424	47,408	$527,630
Reinvestment of distributions	6,655	77,018	9,440	104,967
Payments for shares redeemed	(76,797)	(890,480)	(119,465)	(1,318,185)
Net Decrease	(30,992)	$(349,038)	(62,617)	$(685,588)

30

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Global Real Estate Fund (Continued)

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class C
Proceeds from shares sold	16	$176	30	$336
Reinvestment of distributions	496	5,693	1,221	13,476
Payments for shares redeemed	(38,488)	(451,238)	(58,082)	(634,841)
Net Decrease	(37,976)	$(445,369)	(56,831)	$(621,029)
Class I
Proceeds from shares sold	769,535	$8,891,389	384,549	$4,253,319
Reinvestment of distributions	252,136	2,897,719	460,666	5,074,987
Payments for shares redeemed	(5,024,686)	(54,258,299)	(18,813,609)	(206,970,526)
Net Decrease	(4,003,015)	$(42,469,191)	(17,968,394)	$(197,642,220)

Next Generation Fund

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class I
Proceeds from shares sold	86,469	$917,537	2,234,060	$20,843,239
Reinvestment of distributions	532,982	5,049,517	72,802	671,688
Payments for shares redeemed	(4,060,687)	(43,453,023)	(104,185)	(963,099)
Net Increase (Decrease)	(3,441,236)	$(37,485,969)	2,202,677	$20,551,828

Emerging Markets Fund

	2025(1)		2024(2)
	Shares	Amount	Shares	Amount
Class A
Proceeds from shares sold	261,352	$2,145,500	72,761	$550,250
Reinvestment of distributions	9,733	101,413	6,620	48,391
Payments for shares redeemed	—	—	(747)	(5,615)
Net Increase	271,085	$2,246,913	78,634	$593,026
Class I
Proceeds from shares sold	3,400,962	$29,355,206	4,207,537	$31,891,392
Reinvestment of distributions	547,469	5,677,256	790,405	5,754,150
Payments for shares redeemed	(6,095,333)	(54,712,491)	(7,034,108)	(52,540,444)
Net Decrease	(2,146,902)	$(19,680,029)	(2,036,166)	$(14,894,902)

[1]	For the Year Ended December 31, 2025.
[2]	For the Year Ended December 31, 2024.

31

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
6. CREDIT FACILITY
U.S. Bank, N.A. (the “Bank”) has made available to the Trust, a credit facility, pursuant to a separate Loan and Security Agreement, for temporary or extraordinary purposes. The maximum line of credit as of December 31, 2025 for the Trust is $100,000,000. The Trust pays interest in the amount of the U.S Prime Rate less 0.25% on the amount outstanding. Advances under the credit facility are collateralized by a first-priority lien against a Fund’s assets, will be made at the sole discretion of the Bank and would be for a maximum of forty-five days.
During the year ended December 31, 2025, the Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund utilized the credit facility for 50, 43, 3 and 29 days, respectively, and had an outstanding average daily loan balance of $ 5,411,660, $1,171,302, $929,000 and $3,026,966, respectively. The maximum amount outstanding for the Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund during the year was $59,628,000, $9,922,000, $2,225,000 and $12,922,000, respectively, and the interest expense amounted to $54,230, $10,135, $561 and $16,787, respectively. For the year ended December 31, 2025, the average interest rate on the outstanding principal amounts for the Infrastructure Fund, Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund were 7.22%, 7.24%, 7.25% and 6.88%, respectively. At December 31, 2025, the Infrastructure Fund had an outstanding balance of $267,000 on the credit facility and the Global Real Estate Fund, Next Generation Fund and Emerging Markets Fund did not have an outstanding amount on the credit facility.
7. FEDERAL INCOME TAX INFORMATION
Each Fund intends to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required. Each Fund may incur an excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.
GAAP provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. An evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority is required. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in a deferred tax liability; or a combination thereof. As of December 31, 2025, each Fund has determined that there are no uncertain tax positions or tax liabilities required to be accrued.
The Funds have reviewed the taxable years open for examination (i.e. not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of December 31, 2025, open taxable periods consisted of the taxable years ended December 31, 2022 through December 31, 2025, for the Infrastructure Fund and Global Real Estate Fund. As of December 31, 2025, open taxable period consisted of February 5, 2022 (commencement of operations) to December 31, 2025 for the Next Generation Fund. As of December 31, 2025, open taxable periods consisted of the taxable years ended December 31, 2022 through December 31, 2025 for the Emerging Markets Fund. No examination of the Funds’ tax returns is currently in progress.
Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
The federal income tax information referenced below is as of the Fund’s most recently completed tax year-end of December 31, 2025.

32

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
The tax character of distributions paid for the year ended December 31, 2025 were as follows:

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Ordinary income (including short-term capital gains)	$10,455,938	$3,388,943	$3,375,474	$5,918,218
Long-term capital gains	21,840,471	—	1,806,746	—
Total distributions	$32,296,409	$3,388,943	$5,182,220	$5,918,218

The tax character of distributions paid for the year ended December 31, 2024 were as follows:

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Ordinary income (including short-term capital gains)	$5,948,566	$6,524,273	$742,382	$6,011,467
Long-term capital gains	—	—	—	—
Total distributions	$5,948,566	$6,524,273	$742,382	$6,011,467

At December 31, 2025, the Funds’ most recently completed tax year-end, the components of net assets (excluding paid-in capital) on a tax basis were as follows:

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Capital loss carryforward(1)	$—	$(119,203,994)	$—	$(25,416,044)
Distributable earnings	4,688,092	1,249,699	795,432	922,042
Post-October loss	—	—	—	—
Late year ordinary losses	—	—	—	—
Other accumulated gains (losses)	(266,989)	9,885	2,551	(428,482)
Tax basis unrealized appreciation on investments and foreign currency	25,236,799	13,446,746	4,125,139	98,274,827
Total tax basis net accumulated gains (losses)	$29,657,902	$(104,497,664)	$4,923,122	$73,352,343

(1)	To the extent that future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
As of December 31, 2025, the Global Real Estate Fund’s capital loss carryforwards were $103,168,694, which can be used to offset future realized short-term capital gains, and $16,035,300, which can be used to offset future realized long-term capital gains. The Emerging Markets Fund’s capital loss carryforwards were $24,214,838, which can be used to offset future realized short-term capital gains, and $1,201,206, which can be used to offset future realized long-term capital gains. The capital loss carryforwards will not expire. As of December 31, 2025, the Infrastructure Fund and the Next Generation Fund did not have any capital loss carryforwards.
During the taxable year ended December 31, 2025, the following Funds utilized capital loss carryforwards in the following amounts:

	Infrastructure Fund	Global Real Estate Fund	Next Generation Fund	Emerging Markets Fund
Short-Term	$—	$—	$823,869	$—
Long-Term	1,933,069	6,473,886	2,174,294	13,824,350

33

BROOKFIELD INVESTMENT FUNDS
NOTES TO FINANCIAL STATEMENTS
December 31, 2025(Continued)
Federal Income Tax Basis: The federal income tax basis of each Fund’s investments, not including foreign currency translation, at December 31, 2025 was as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Infrastructure Fund	$88,109,025	$28,105,767	$(2,868,968)	$25,236,799
Global Real Estate Fund	103,394,875	15,644,190	(2,197,444)	13,446,746
Next Generation Fund	20,456,746	4,361,643	(236,504)	4,125,139
Emerging Markets Fund	203,092,100	105,404,172	(7,129,345)	98,274,827

Capital Account Reclassifications: Because federal income tax regulations differ in certain respects from GAAP, income and capital gain distributions, if any, determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. These differences are primarily due to differing treatments for Section 988 currency, sales of PFICs, partnership income/expense and return of capital. Permanent book and tax differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital or to undistributed capital gains. These reclassifications have no effect on net assets or NAV per share.
8. INDEMNIFICATIONS
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with vendors and others that provide for indemnification. The Funds’ maximum exposure under these arrangements is unknown, since this would involve the resolution of certain claims, as well as future claims that may be made, against the Funds. Thus, an estimate of the financial impact, if any, of these arrangements cannot be made at this time. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.
9. SUBSEQUENT EVENTS
GAAP requires recognition in the financial statements of the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of their financial effect, or a statement that such an estimate cannot be made.
Management has evaluated subsequent events through the date the financial statements were issued in the preparation of the Funds’ financial statements and has determined that herein, there are no events that require recognition or disclosure in the financial statements.

34

BROOKFIELD INVESTMENT FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and Board of Trustees of Brookfield Investment Funds:
Brookfield Global Listed Infrastructure Fund
Brookfield Global Listed Real Estate Fund
Brookfield Next Generation Infrastructure Fund
Oaktree Emerging Markets Equity Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Brookfield Investment Funds, comprising the funds listed in the table below (collectively, the “Funds”), including the schedules of investments, as of December 31, 2025, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods listed in the table below; and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting Brookfield Investment Funds as of December 31, 2025, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods listed in the table below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
Brookfield Global Listed Infrastructure Fund Brookfield Global Listed Real Estate Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021.
Brookfield Next Generation Infrastructure Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the year ended December 31, 2025, 2024, 2023, and for the period from February 5, 2022 (commencement of operations) through December 31, 2022.
Oaktree Emerging Markets Equity Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022, and for the period from June 3, 2021 (commencement of operations) through December 31, 2021

Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over

35

BROOKFIELD INVESTMENT FUNDS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM(Continued)
financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Deloitte & Touche LLP
Chicago, Illinois
February 27, 2026
We have served as the auditor of one or more Brookfield Public Securities Group LLC’s investment companies since 2011.

36

BROOKFIELD INVESTMENT FUNDS
ADDITIONAL INFORMATION (Unaudited)
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the year ended December 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Infrastructure Fund	42.99%
Global Real Estate Fund	32.78%
Next Generation Fund	31.55%
Emerging Markets Fund.	65.58%

For corporate shareholders, the percentage of ordinary distributions qualifying for the corporate dividends received deductions for the year ended December 31, 2025, was as follows:

Infrastructure Fund	35.90%
Global Real Estate Fund	25.60%
Next Generation Fund	28.60%
Emerging Markets Fund	60.30%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Infrastructure Fund	68.42%
Global Real Estate Fund	0.00%
Next Generation Fund	77.30%
Emerging Markets Fund	0.00%

For the year ended December 31, 2025, the Next Generation Fund and Emerging Markets Fund earned foreign source income of $887,738 and $6,941,770 and paid foreign taxes of $79,990 and $647,471, respectively, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

37

BROOKFIELD INVESTMENT FUNDS
ADDITIONAL INFORMATION (Unaudited)(Continued)
Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Management Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
Refer to information provided within financial statements.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not Applicable.

38

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©2026 Brookfield Corporation

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included as part of the material filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Brookfield Investment Funds

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date	March 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian F. Hurley
Brian F. Hurley, Principal Executive Officer

Date:	March 6, 2026

By (Signature and Title)	/s/ Casey P. Tushaus
Casey P. Tushaus, Principal Financial Officer

Date:	March 6, 2026